TAX CREDITS (Tables)	12 Months Ended
Dec. 31, 2023
TAX CREDITS.
Schedule of current and non-current tax credits

	2023	2022
Current
ICMS (state VAT)	165,598	177,692
Social security financing	606,477	931,370
Financing of social integration program	132,507	189,565
IPI (federal VAT)	21,796	29,547
IVA (value-added tax)	27,311	15,886
Others	56,135	48,357
	1,009,824	1,392,417

Non-current
ICMS (state VAT)	146,074	118,475
Social security financing*	1,452,618	321,432
Financing of social integration program* and Others	317,408	71,640
	1,916,100	511,547
	2,925,924	1,903,964

*As detailed in Note 19.V, on February 2, 2023, the subsidiaries Gerdau S.A., Gerdau Açominas S.A. and Gerdau Aços Longos S.A. were successful in a tax lawsuit, regarding the right to PIS and COFINS credits in their scrap metal acquisitions.

Schedule of estimates of realization of non-current tax credits

	2023	2022
2024	—	327,873
2025	530,605	164,897
2026	502,110	16,551
2027	299,152	2,226
2028 on	584,233	—
	1,916,100	511,547